SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Severance Costs	$ 829	$ 609	$ 461
Advertising Expense	556	313	320
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	669,887	550,430	615,838
Unrecognized Tax Benefits Income (Expences)	420	136	204
Short Term Bank Deposit	0
Restricted Deposit	196	0
Dividend Distribution Maximum Percentage	50.00%
Allocated Share-based Compensation Expense	515	633	300
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	16
Purchase Of NIS With US Dollars [Member]
Notional Amount of Foreign Currency Derivatives	519	2,591
Purchase Of US Dollars With Euros [Member]
Notional Amount of Foreign Currency Derivatives	0	506
Purchase Of US Dollars With Japanese Yen [Member]
Notional Amount of Foreign Currency Derivatives	$ 1,276	$ 0
Minimum [Member]
Capitalized Computer Software Amortization Term	2 years
Maximum [Member]
Capitalized Computer Software Amortization Term	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years 6 months
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
U S Dollars [Member]
Short Term Bank Deposit Interest Rate		2.40%
Hungarian Forint [Member]
Short Term Bank Deposit Interest Rate		4.40%